Non-controlling interests - by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other equity holders	£ 389	£ 748
Equity attributable to non-controlling interest	2,111	6,492	£ 6,054
Dividends paid to non-controlling interests	415	575
Barclays Bank PLC [member]
Other equity holders	144	405
Equity attributable to non-controlling interest	1	3,522	£ 1,914
Dividends paid to non-controlling interests	173	235
Barclays Bank PLC [member] | Preference shares [member]
Other equity holders	242	340
Equity attributable to non-controlling interest	1,838	2,698
Dividends paid to non-controlling interests	242	340
Barclays Bank PLC [member] | Upper Tier 2 instruments [member]
Other equity holders	3	3
Equity attributable to non-controlling interest	272	272
Dividends paid to non-controlling interests	0	0
Barclay's Africa Banking Group Limited [member]
Other equity holders	140	402
Equity attributable to non-controlling interest	0	3,507
Dividends paid to non-controlling interests	173	235
Barclay's Africa Banking Group Limited [member] | Barclays Bank PLC [member]
Other equity holders	140	402
Equity attributable to non-controlling interest	0	3,507
Dividends paid to non-controlling interests	173	235
Barclay's Africa Banking Group Limited [member] | Preference shares [member]
Equity attributable to non-controlling interest	0	277
Other non-controlling interests [member]
Other equity holders	4	3
Equity attributable to non-controlling interest	1	15
Dividends paid to non-controlling interests	0	0
Other non-controlling interests [member] | Barclays Bank PLC [member]
Other equity holders	4	3
Equity attributable to non-controlling interest	1	15
Dividends paid to non-controlling interests	£ 0	£ 0